SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended March 31,
(Thousands, except per share data)	2023	2022
Basic Earnings per Common Share
Numerator:
Net loss attributable to common shareholders	$(4,770)	$(11,613)
Denominator:
Weighted-average common shares outstanding — basic	75,358	34,641
Basic loss per common share	$(0.06)	$(0.34)

Diluted Earnings per Common Share
Numerator:
Net loss attributable to common shareholders — basic	$(4,770)	$(11,613)
Effect of non-participating securities	(5,529)	—
Net loss attributable to common shareholders — diluted	$(10,299)	$(11,613)
Denominator:
Weighted-average common shares outstanding — basic	75,358	34,641
Impact of if-converted securities	—	—
Effect of other dilutive securities	1,335	—
Weighted-average common shares outstanding — diluted	76,693	34,641

Dilutive loss per common share	$(0.13)	$(0.34)

	Year Ended December 31,
(Thousands, except per share data)	2022	2021	2020
Diluted Earnings per Common Share
Numerator:
Net loss attributable to common shareholders — basic	$(77,633)	$(46,155)	$(147,684)
Effect of non-participating securities	—	—	—
Net loss attributable to common shareholders — diluted	$(77,633)	$(46,155)	$(147,684)
Denominator:
Weighted-average common shares outstanding — basic	48,444	34,472	34,202
Impact of if-converted securities	—	—	—
Effect of other dilutive securities	—	—	—
Weighted-average common shares outstanding — diluted	48,444	34,472	34,202

Dilutive loss per common share	$(1.60)	$(1.34)	$(4.32)

CIK 0001846136 Riverview Acquisition Corp
Class A ordinary shares subject to possible redemption

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(11,375,000)
Class A common stock issuance costs	(13,084,631)
Plus:
Accretion of carrying value to redemption value	24,459,631
Class A common stock subject to possible redemption, December 31, 2021	$250,000,000

Plus:
Accretion of carrying value to redemption value	122,787
Class A common stock subject to possible redemption, June 30, 2022	$250,122,787

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(11,375,000)
Class A common stock issuance costs	13,084,631
Plus:
Accretion of carrying value to redemption value	24,459,631
Class A common stock subject to possible redemption	$250,000,000

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

							For the Period from
							February 4, 2021
	Three Months Ended		Three Months Ended		Six Months Ended		(Inception) through
	June 30, 2022		June 30, 2021		June 30, 2022		June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(8,447,152)	$(2,111,788)	$—	63	$(8,309,212)	$(2,077,303)	$—	$(8,413)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	—	6,250,000	25,000,000	6,250,000	—	6,250,000
Basic and diluted net loss per common stock	$(0.34)	$(0.34)	$—	—	$(0.33)	$(0.33)	$—	$—

	For the Period from February 4,
	2021 (Inception) through
	December 31, 2021
	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$3,659,168	$2,007,460
Denominator:
Basic and diluted weighted average shares outstanding	11,392,405	6,250,000
Basic and diluted net income per common stock	$0.32	$0.32